Schedule III Real Estate Properties and Accumulated Depreciation (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation [Line Items]
Impairment of real estate	$ 17.1
Predecessor [Member]
Real Estate and Accumulated Depreciation [Line Items]
Total properties for federal income tax purposes	1,147.8
Predecessor [Member] | E. Monroe St., South Bend, IN (Monroe St.) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Impairment of real estate	0.7
Predecessor [Member] | Springer St., Lombard, IL (Lombard) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Impairment of real estate	13.3
Predecessor [Member] | Crescent Circle, South Bend, IN (Blackthorn) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Impairment of real estate	0.7
Predecessor [Member] | McAuley Place, Blue Ash, OH (Blue Ash) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Impairment of real estate	$ 2.4